Related party transactions (Tables)	6 Months Ended	7 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Related Party Transactions [Abstract]
Schedule of related party transactions
Our Consolidated Statements of Operations included the following significant related party transactions ($ in thousands):

	Three months ended June 30, 2013	Six months ended June 30, 2013	Counter-party	Consolidated Statements of Operations location
Related party mortgage loan servicing costs	$1,242	$1,634	Ocwen	Related party mortgage loan servicing costs
Due diligence costs	$—	$183	Altisource	Related party general and administrative expenses
Expense reimbursements	$1,156	$2,057	AAMC	Related party general and administrative expenses

The following table sets forth the major components of the expense reimbursement which is a component of related party payables on the Consolidated Balance Sheet (in thousands):

June 7, 2012 (Inception) to December 31, 2012
Compensation Costs	$34
Other	8
$42